Contract assets - Schedule of Contract Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Contract assets [Abstract]
Arising from performance under construction contracts	¥ 2,194		¥ 88,637
Loss allowance	(2,194)		(10,953)
Total	¥ 0	$ 0	¥ 77,684